UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-21957

Skyhawk Funds Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400
Broadview Heights, OH  44147
(Address of principal executive offices) (Zip code)

Gregory B. Getts
Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH  44147
(Name and address of agent for service)

(901) 202-5030
Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

www.skyhawkfunds.com
888.202.1338

Skyhawk
Small Cap Fund
Semi-Annual Report
March 31, 2009

May 5, 2009

Dear Shareholder:

The investment environment for the six months ending March 31, 2009, was one of the worst in recent memory.  Equity markets sold off aggressively as economies around the world slid into a recession.  The Fund’s return of -32.31% significantly outperformed the Russell 2000 Index, which was down -37.17%.  Although the magnitude of the absolute loss tempers any enthusiasm toward relative returns, our comments below focus on the performance of the Fund’s holdings relative to the index.

Performance over the six month period came from a widespread group of stocks as eight of the Fund’s ten economic sectors provided positive contributions versus the index.  Performance held up particularly well in two sectors; Information Technology and Financials.  As a group, the Fund’s Information Technology holdings performed significantly better than their index peers.  Two Semiconductor Equipment companies, Semtech Corp. and Skyworks Solutions, Inc., were among the top contributors to the Fund’s performance.  Within Financials, the Fund was significantly overweight Insurance stocks, which was one of the top performing industry groups within the sector. In addition, the Fund’s insurance holdings, led by American Physicians Capital, Inc., performed significantly better than their index competitors. The Fund was underweight Commercial Banks and Real Estate, two of the worst performing groups in the sector.

Economic Sectors as of March 31, 2009
as a Percentage of Net Assets (Unaudited)

Performance was also helped by the Fund being slightly overweight the two best performing sectors in the index, Utilities and Consumer Staples.  The Fund’s stock selection within these sectors was strong as well.  The Fund also benefitted by being underweight Energy, the poorest performing sector in the index.

Holdings in the Consumer Discretionary and Industrials sectors narrowly underperformed their index peers.  Health Care holdings were the primary source of weakness for the Fund, as three securities in this area were among the poorest performers in the overall portfolio; pharmaceutical companies ViroPharma Inc. and K-V Pharmaceutical Co., and biotechnology company Martek Biosciences Corp.

Recently, markets have rebounded strongly off of their lows.  We expect volatility in the markets to be high in the short-term as uncertainty remains high.

Respectfully,

Eric F. Crigler, CFA
President and Portfolio Manager

Past performance is no guarantee of future results.  The views expressed are those of the investment adviser as of March 31, 2009, and are not intended as a forecast or investment recommendations.  The Index is not available for investment.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a free copy of the prospectus by calling  (888) 202-1338.

The Fund’s gross expense ratio is 1.77% as of September 30, 2008.  The Fund’s annualized expense ratio at September 30, 2008 is 1.49%.  The investment adviser has entered into an expense waiver and reimbursement agreement with the Fund under which the adviser has agreed, until at least September 30, 2009, to waive its fees and absorb expenses to the extent that the Annual Fund Operating Expenses exceed 1.49% of average daily net assets.

The Fund’s one year and annualized return since inception (December 31, 2006) through March 31, 2009 is –35.26% and –26.22%, respectively.  THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling (888) 202-1338.

The Russell 2000 Index is a popular measure of the stock performance of small companies.  It is comprised of the stocks of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208.  Member FINRA.

SKYHAWK SMALL CAP FUND
COST DISCUSSION
March 31, 2009 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in Skyhawk Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($20 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, Mutual Shareholder Services, LLC charges an annual processing fee ($8) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example at the end of this article.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/08	Value 3/31/09	Period* 10/1/08-3/31/09
Skyhawk Small Cap Fund Actual	$1,000.00	$ 677.90	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2008 and March 31, 2009).

For information about the Trustees and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (888) 202-1338 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities will be available by calling (888) 202-1388 or will be available on the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SKYHAWK SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009 (Unaudited)

ASSETS:
Investments in securities, at value (cost $18,729,826)	$15,155,235
Receivable from investments sold	120,001
Receivable from adviser for franchise taxes payable	71,868
Dividends receivable	4,919
Cash	977
Total assets	$15,353,000
LIABILITIES:
Payable to brokers for securities purchased	$326,350
Franchise taxes payable	71,868
Payable to adviser for management fees	12,106
Other liabilities	4,946
Total liabilities	415,270
NET ASSETS:
Capital Stock, no par value; unlimited shares authorized; 2,956,327 shares outstanding	29,890,462
Net unrealized depreciation on investments	(3,574,591)
Accumulated net realized loss on investments	(11,378,141)
Net assets	14,937,730
Total liabilities and net assets	$15,353,000
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($14,937,730 ÷ 2,956,327 shares outstanding)	$5.05

The accompanying notes to financial statements are an integral part of this statement.

SKYHAWK SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

SHARES		VALUE
COMMON STOCKS — 95.3% (a)
Airlines — 1.5%
12,305	Alaska Air Group, Inc.*	$216,199
Biotechnology — 4.3%
10,950	Martek Biosciences Corp.	199,837
11,568	OSI Pharmaceuticals, Inc.*	442,592
		642,429
Commercial Banks — 3.0%
14,513	FirstMerit Corp.	264,137
4,014	IBERIABANK Corp.	184,403
		448,540
Commercial Services & Supplies — 3.8%
11,644	The Brink’s Co.	308,100
13,725	G & K Services, Inc.	259,540
		567,640
Communications Equipment — 2.0%
24,529	Avocent Corp.*	297,782
Containers & Packaging — 2.0%
13,899	Sonoco Products Co.	291,601
Diversified Consumer Services — 2.1%
19,592	Hillenbrand, Inc.	313,668
Electric Utilities — 1.7%
18,013	El Paso Electric Co.*	253,803
Electrical Equipment — 3.8%
10,337	Regal-Beloit Corp.	316,726
9,814	Thomas & Betts Corp.*	245,546
		562,272
Electronic Equipment, Instruments & Components — 2.2%
25,960	Ingram Micro Inc.*	328,134
Food & Staples Retailing — 2.5%
11,832	BJ’s Wholesale Club, Inc.*	378,506
Food Products — 1.9%
5,285	Ralcorp Holdings, Inc.*	284,756
Gas Utilities — 1.2%
5,565	WGL Holdings Inc.	182,532
Health Care Equipment & Supplies — 3.6%
8,842	Edwards Lifesciences Corp.*	536,090
Health Care Providers & Services — 4.3%
19,573	Centene Corp.*	352,705
14,051	LifePoint Hospitals, Inc.*	293,104
		645,809
Hotels, Restaurants & Leisure — 3.7%
14,359	Bally Technologies Inc.*	264,493
16,175	Red Robin Gourmet Burgers Inc.*	285,165
		549,658
Household Durables — 1.8%
642	NVR, Inc.*	274,615

The accompanying notes to financial statements are an integral part of this schedule.

SKYHAWK SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009 (Unaudited)

SHARES		VALUE
COMMON STOCKS — 95.3% (a) (Continued)
Insurance — 11.2%
9,030	Allied World Assurance Company Holdings, Ltd.	$343,411
14,327	American Physicians Capital, Inc.	586,261
24,152	Amerisafe Inc.*	370,009
15,074	Endurance Specialty Holdings Ltd.	375,945
		1,675,626
IT Services — 3.4%
26,527	Perot Systems Corp.*	341,668
19,710	TNS Inc.*	161,228
		502,896
Machinery — 2.0%
28,775	John Bean Technologies Corp.	300,987
Multi-Utilities — 2.7%
18,734	NorthWestern Corp.	402,406
Multiline Retail — 2.9%
20,938	Big Lots, Inc.*	435,092
Oil, Gas & Consumable Fuels — 1.8%
51,235	VAALCO Energy, Inc.*	271,033
Pharmaceuticals — 1.2%
36,085	Questcor Pharmaceuticals, Inc.*	177,538
Professional Services — 1.1%
27,829	MPS Group, Inc.*	165,583
Real Estate Investment Trusts — 2.8%
22,246	Anworth Mortgage Asset Corp.	136,368
10,559	LTC Properties, Inc.	185,205
36,199	Sunstone Hotel Investors, Inc.	95,203
		416,776
Road & Rail — 1.1%
8,994	Arkansas Best Corp.	171,066
Semiconductors & Semiconductor Equipment — 5.4%
27,753	Semtech Corp.*	370,503
54,359	Skyworks Solutions, Inc.*	438,133
		808,636
Software — 5.5%
20,085	Manhattan Associates, Inc.*	347,872
15,752	Sybase, Inc.*	477,128
		825,000
Specialty Retail — 3.9%
12,769	The Children’s Place Retail Stores, Inc.*	279,514
8,405	Tractor Supply Co.*	303,084
		582,598
Water Utilities — 1.2%
4,094	California Water Service Group	171,375
Wireless Telecommunication Services — 3.7%
34,973	Syniverse Holdings Inc.*	551,174
	Total common stocks (cost $17,806,411)	14,231,820

The accompanying notes to financial statements are an integral part of this schedule.

SKYHAWK SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009 (Unaudited)

SHARES		VALUE
CASH EQUIVALENT — 6.2% (a)
Mutual Fund — 6.2%
923,414.650	Fidelity Institutional Money Market Government Portfolio-Class 1, 0.53% (b)	$923,415
	Total cash equivalent (cost $923,415)	923,415
	Total investments — 101.5% (cost $18,729,826)	15,155,235
	Liabilities, less cash and receivables — (1.5%) (a)	(217,505)
	TOTAL NET ASSETS — 100.0%	$14,937,730

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)	Variable rate security: the coupon rate represents the rate at March 31, 2009.

The accompanying notes to financial statements are an integral part of this schedule.

STATEMENT OF OPERATIONS
For the Six Month Period Ending March 31, 2009 (Unaudited)

INCOME:
Dividends	$111,470
Total income	111,470
EXPENSES:
Management fees	79,995
Professional fees	23,051
Administrative and accounting services	16,699
Insurance expense	12,177
Distribution expense	6,458
Board of Trustees fees	6,000
Transfer agent fees	4,801
Registration fees	3,243
Custodian fees	2,420
Printing and Postage expense	1,756
Other expenses	2,389
Total expenses before reimbursement	158,989
Less expenses reimbursed by adviser	(39,793)
Net expenses	119,196
NET INVESTMENT LOSS	(7,726)
NET REALIZED LOSS ON INVESTMENTS	(4,579,667)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	(2,499,240)
NET LOSS ON INVESTMENTS	(7,078,907)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,086,633)

The accompanying notes to financial statements are an integral part of this statement.

SKYHAWK SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ending March 31, 2009 (Unaudited) and For the Year Ended September 30, 2008

	2009	2008
OPERATIONS:
Net investment loss	$(7,726)	$(200,061)
Net realized loss on investments	(4,579,667)	(5,197,979)
Net decrease in unrealized appreciation on investments	(2,499,240)	(1,307,248)
Net decrease in net assets from operations	(7,086,633)	(6,705,288)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (742 and 13,262 shares, respectively)	4,000	117,540
Cost of shares redeemed (5 shares)	—	(40)
Net increase in net assets derived from Fund share activities	4,000	117,500
TOTAL DECREASE	(7,082,633)	(6,587,788)
NET ASSETS AT THE BEGINNING OF THE PERIOD	22,020,363	28,608,151
NET ASSETS AT THE END OF THE PERIOD
(Includes accumulated net investment loss of $0 and $0, respectively)	$14,937,730	$22,020,363

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

				For the Period
	For the Six Month			December 31, 2006+
	Period Ending		For the Year Ended	to the Year Ended
	March 31, 2009		September 30, 2008	September 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.45		$9.72	$10.00
Income from investment operations:
Net investment loss	(0.00	)***	(0.07)	(0.02)
Net realized and unrealized losses on investments	(2.40)		(2.20)	(0.26)
Total from investment operations	(2.40)		(2.27)	(0.28)
Less distributions:
Distributions from net investment income	—		—	—
Distributions from net realized gains	—		—	—
Total from distributions	—		—	—
Net asset value, end of period	$5.05		$7.45	$9.72

TOTAL RETURN	(32.21)%	*	(23.35)%	(2.80)%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	14,938		22,020	28,608
Ratio of expenses to average net assets	1.99%	**	1.77%	2.85%	**
Ratio of expenses (after reimbursement
and indemnification) to average net assets (a)	1.49%	**	1.49%	1.49%	**
Ratio of net investment loss to average net assets	(0.10)%	**	(1.09)%	(1.63)%	**
Ratio of net investment loss to average net assets
(after reimbursement and indemnification)(a)	(0.60)%	**	(0.81)%	(0.27)%	**
Portfolio turnover rate	39%		87%	101%

+	Commencement of operations.
*	Not Annualized.
**	Annualized.
***	Amount less than $0.005 per share.
(a)	Computed after giving effect to adviser’s expense limitation and indemnity agreements.

The accompanying notes to financial statements are an integral part of these statements.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2009 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Skyhawk Funds Trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  This Trust consists of one diversified fund — Skyhawk Small Cap Fund (the “Fund”).  The Trust was organized under the laws of Delaware on September 29, 2006 and the Fund commenced operations on December 31, 2006.  The investment objective of the Fund is to produce long-term capital appreciation.

(a)
Securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees prior to acquisition of such securities by the investment adviser, Skyhawk Capital Management, LLC (“SCM”).  From time to time, the Fund may hold securities for which quotations are not readily available, although quotations were readily available at the time of purchase of the security.  In such event, SCM shall attempt to determine whether the absence of quotations is likely to be temporary or to last for an extended period of time in accordance with the Fund’s fair value procedures.

When pricing securities pursuant to these guidelines, SCM is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by SCM would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  If SCM believes that the absence of quotations is likely to last for an extended period of time, it shall either sell the security or at the next meeting of the Board of Trustees advise the Board of Trustees of the procedures it intends to follow, in accordance with the good faith pricing guidelines discussed above, in determining the fair value of such security.

The Fund adopted the provisions of  Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”), effective October 1, 2008. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. SFAS No. 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2009 (Unaudited)

(1)	Summary of Significant Accounting Policies (Continued)

The following table summarizes the Fund’s investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1—Quoted prices	$15,155,235
Level 2—Other significant observable inputs	—
Level 3—Significant unobservable inputs	—
Total	$15,155,235

(b)	Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c)
Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as return of capital.

(d)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.  For the six month period ending March 31, 2009, the Fund reclassified $10,717 of net investment loss to capital stock.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(g)
The Fund is subject to Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” which was adopted in the Fund’s 2007 fiscal year.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations.  Open tax years are those that are open for exam by taxing authorities.  As of March 31, 2009, open tax years include the tax years ended September 30, 2007 and 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2009.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with SCM, with whom the officers and a trustee of the Trust are affiliated, to serve as investment adviser and manager.  Under the terms of the agreement, the Fund will pay SCM a monthly management fee at the annual rate of 1% of the average daily net assets of the Fund.

Under the management agreement, SCM will reimburse the Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2009 (Unaudited)

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties (Continued)

costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for each year, as determined by valuations made as of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%.  For the six month period ending March 31, 2009, there were no reimbursements required.  In addition, under a separate agreement, SCM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that aggregate annual operating expenses do not exceed 1.49% annually through September 30, 2009.  SCM has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to this agreement in the prior three fiscal years, provided that after giving effect to such reimbursement, aggregate annual operating expenses of the Fund do not exceed 1.49% of the Fund’s average daily net assets in the year of reimbursement.  For the period ended September 30, 2007, SCM reimbursed the Fund $125,427, of which $109,575 is subject to reimbursement by the Fund to SCM as described above not later than September 30, 2010.  For the year ended September 30, 2008, SCM reimbursed the Fund $69,842 for such excess expenses, all of which is subject to reimbursement by the Fund to SCM as described above not later than September 30, 2011.  For the six month period ending March 31, 2009, SCM reimbursed the Fund $39,793 for such excess expenses, all of which is subject to reimbursement by the Fund to SCM as described above not later than September 30, 2012.

The Fund has a transfer and dividend disbursing agent agreement with Mutual Shareholder Services, LLC (“MSS”), with whom an officer of the Fund is affiliated, to serve as transfer and dividend disbursing agent.  Under the terms of the agreement the Fund will pay MSS a minimum annual fee of $600 per month.  For the six month period ending March 31, 2009, the Fund paid MSS $4,801, pursuant to its agreement.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

Under the Fund’s organizational documents, each trustee, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

As of March 31, 2009, Legacy Capital, an affiliate of SCM, and William H. Lawson, Jr. 2003 Trust U/A 11/14/03, an owner of SCM, own 92.17% and 5.20% of the Fund, respectively, which is sufficient shares of the Fund to approve or disapprove all matters brought before the shareholders of the Trust, including election of trustees of the Trust.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, will be distributed to shareholders at least annually.

(4)	Investment Transactions —

For the six month period ending March 31, 2009, purchases and proceeds of sales of investment securities (excluding short-term investments) were $6,361,728 and $6,604,845, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Depreciation
Investments	Appreciation	Depreciation	on Investments
$18,757,131	$270,006	$(3,871,902)	$(3,601,896)

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2009 (Unaudited)

(5)	Income Tax Information (Continued)

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Depreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$23,606,860	$1,112,305	$(2,214,961)	$(1,102,656)	$ —	$ —

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2008, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in 2016), as of September 30, 2008, and tax basis post-October losses as of September 30, 2008, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2008
Ordinary	Long-Term	Net Capital
Income	Capital Gains	Loss	Post-October
Distributions	Distributions	Carryovers	Losses
$ —	$ —	$(1,494,587)	$(5,279,573)

There were no ordinary distributions paid during the fiscal period ended September 30, 2007.

Since there were no ordinary distributions paid for the year ended September 30, 2008, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003 (unaudited).

(6)	Subsequent Event —

The Board of Trustees of the Trust has decided to redeem all outstanding shares of the Fund.  The Board of Trustees of the Trust has concluded that due to the small size of the Fund it is in the best interests of the Fund, and the shareholders of the Fund, that the Fund cease operations.  The Fund will close on May 15, 2009.

SKYHAWK SMALL CAP FUND
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
www.skyhawkfunds.com
888-202-1338

BOARD OF TRUSTEES
ERIC CRIGLER
DANA RUSSART
SCOTT SMART

INVESTMENT ADVISER
SKYHAWK CAPITAL MANAGEMENT, LLC
6305 Humphreys Boulevard, Suite 104
Memphis, Tennessee 38120

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
MUTUAL SHAREHOLDER SERVICES, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
888-202-1338

CUSTODIAN
THE HUNTINGTON NATIONAL BANK
Huntington Center
Columbus, Ohio 43287

DISTRIBUTOR
UNIFIED FINANCIAL SECURITIES, INC.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN FUND AUDIT SERVICES, LTD.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

LEGAL COUNSEL
THOMPSON HINE LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Skyhawk Small Cap Fund unless accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the Skyhawk Funds Trust are periodically evaluated.  As of May 2, 2009, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)	The internal controls of the Skyhawk Funds Trust are periodically evaluated.
There were no changes to Skyhawk Funds Trust’s internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Not applicable.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Skyhawk Funds Trust
Registrant

By   /s/Eric F. Crigler
Eric F. Crigler, Principal Executive Officer

Date  May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Skyhawk  Funds Trust
Registrant

By   /s/Eric F. Crigler
Eric F. Crigler,  Principal Financial Officer

Date  May 29, 2009